Independent Accountant’s Report on Applying Asset Agreed Upon Procedures

The Board of Directors

Delamare Cards MTN Issuer PLC

Asticus Building 2nd Floor

21 Palmer Street

London

SW1H 0AD

(the “Issuer”)

Tesco Personal Finance PLC

EHQ

2 South Gyle Crescent

Edinburgh

EH12 9FQ

(the “Originator”)

Citigroup Global Markets Limited

Citigroup Centre

33 Canada Square

London

E14 5LB

(the “Arranger”)

BNP Paribas, London Branch

10 Harewood Avenue

London

NW1 6AA

(“BNP” and together with the Arranger, the “Joint Lead Managers”)

4 June 2018

PROPOSED ISSUE BY DELAMARE CARDS MTN ISSUER plc OF CREDIT CARD RECEIVABLES-BACKED FLOATING RATE SECURITIES (the “Issue”)

Dear Sirs and Madams

We have performed the procedures enumerated below, which were agreed to by the Issuer, the Originator, the Arranger, the Joint Lead Managers and the Managers (as defined in Appendix 1 of the Engagement Letter). The procedures were performed solely for the purpose of certain agreed upon procedures on certain loans (the “Loan Pool”) related to the issuance of credit card receivables-backed floating rate securities by the Issuer. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Issuer, the Originator, the Arranger, the Joint Lead Managers and the Managers. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report (the “Asset Agreed Upon Procedures Report”) is addressed to the Board of Directors of the Issuer, the Originator, the Arranger, the Joint Lead Managers and the Managers identified in Appendix 1 of the Engagement Letter who have agreed to participate in the proposed Issue.

These procedures were established with the Issuer and the Originator, and the sufficiency of the procedures as described below is solely the responsibility of the Issuer and the Originator.

The procedures that we performed and our findings are as follows:

1.	Scope of our work and factual findings

The procedures performed were as defined in Appendix 3 of the Engagement Letter (the “Agreed Upon Procedures”).

Deloitte LLP has no responsibility for the accuracy or completeness of the information provided by or on behalf of the Issuer and the Originator, even if Deloitte LLP had reason to know or should have known of such inaccuracy or incompleteness.

We have carried out the Agreed Upon Procedures during the period 26-27 March 2018.

The sampling approach

Sampling is one of the methods that can be used to reach a conclusion about a company's records. It is a process of examining less than the total number of items in a population in order to reach a conclusion about the entire population.

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

2.	Pool agreed upon procedures – credit card portfolio

The Originator informed us that the “First Pool Run” contained a total of 2,865,099 account numbers for each credit card loan in the Loan Pool. A random sample of 459 credit card loans was selected from the First Pool Run using the sampling approach below (the “Sample”). The Originator then provided us with the data files ‘Deloitte Audit 2018.xlsx’ and ‘Balances as at 3.4.18.xlsx’ which contained pseudonymised information for each loan in the Sample (the “Sample Pool”) as at 27 March 2018.

A file containing the look up of the pseudonymised information to the account number and borrower personal information (the “Look-Up File”) was provided to us by the Originator on-site. The Originator undertakes to retain the Look-Up File for the period in accordance with the Limitation Act (1980).

The procedures we have undertaken, set out in paragraphs 2.1 to 2.11 under the agreed upon procedures sections below, have been limited to confirming that the selected attribute from the First Pool Run information relating to the Sample Pool or Look-Up File agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed Upon Procedures was the paper application form, electronic application form and the TSYS loan administration system of the Originator (the “System).

Objectives

On the assumption that the information in the First Pool Run is a complete and a accurate representation of the Loan Pool, the sample sizes chosen were designed with the objective of us being able to state that we are 99% confident that not more than 1% of the population of First Pool Run contained an error in the relevant attribute. Where errors were found in the Sample Pool or Look-Up File, we have re-calculated the percentage errors that there might be in the First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

For each loan in the Sample Pool, using the information supplied on the Sample Pool or Look-Up File we carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

2.1.	Borrower Name

For each loan in the Sample Pool, we compared whether the primary cardholder’s full name shown on the Look-Up File agreed with that shown on the System for online applications or the paper application form for offline applications. We found that the primary cardholder’s full name agreed to the System or paper application form, except for 24 errors.

Deloitte reference	Description of exception
24	Application form not available
25	Application form not available
43	Application form not available
52	Application form not available
56	Application form not available
107	Application form not available
110	Application form not available
134	Application form not available
136	Application form not available
138	Application form not available
140	Application form not available
220	Borrower name on Look-Up File does not agree with application form
250	Application form not available
267	Application form not available
288	Borrower name on Look-Up File does not agree with application form
300	Application form not available
301	Application form not available
304	Application form not available
328	Application form not available
342	Application form not available
350	Application form not available
351	Application form not available
380	Application form not available
Extra_9	Application form not available

As a result of the procedures performed there is a 99% confidence that not more than 9% of the First Pool Run contains errors.

2.2.	Postcode or ISBA region

For each loan in the Sample Pool, we compared whether the primary cardholder’s postcode or ISBA region shown on the Look-Up File agreed with that shown on the System. We found that the primary cardholder’s postcode or ISBA region agreed with the System, except for 2 errors.

Deloitte reference	Description of exception
93	Postcode on Look-Up File does not agree with System
437	Postcode on Look-Up File does not agree with System

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

2.3.	Date of Birth

For each loan in the Sample Pool, we compared whether the primary cardholder’s date of birth shown on the Look-Up File agreed with that shown on the System for online applications or the paper application form for offline applications. We found that the primary cardholder’s date of birth agreed with the System or paper application from, except for 26 errors.

Deloitte reference	Description of exception
24	Application form not available
25	Application form not available
43	Application form not available
52	Application form not available
56	Application form not available
98	Date of birth on Look-Up File does not agree with System/paper application form
107	Application form not available
110	Application form not available
134	Application form not available
136	Application form not available
138	Application form not available
140	Application form not available
205	Date of birth on Look-Up File does not agree with System/paper application form
250	Application form not available
267	Application form not available
300	Application form not available
301	Application form not available
304	Application form not available
328	Application form not available
342	Application form not available
350	Application form not available
351	Application form not available
380	Application form not available
411	Date of birth on Look-Up File does not agree with System/paper application form
430	Date of birth on Look-Up File does not agree with System/paper application form
Extra_9	Application form not available

As a result of the procedures performed there is a 99% confidence that not more than 9% of the First Pool Run contains errors.

2.4.	Borrower signature

For each loan in the Sample Pool, we noted whether the paper application form had been signed in the designated signature space. In the case of an electronic application we were informed by the Originator that no signature was required and this test was not performed. We found the paper application form to be signed where used, or the electronic application was held on file, except for 22 errors.

Deloitte reference	Description of exception
24	Application form not available
25	Application form not available
43	Application form not available
52	Application form not available
56	Application form not available
107	Application form not available
110	Application form not available
134	Application form not available
136	Application form not available
138	Application form not available
140	Application form not available
250	Application form not available
267	Application form not available
300	Application form not available
301	Application form not available
304	Application form not available
328	Application form not available
342	Application form not available
350	Application form not available
351	Application form not available
380	Application form not available
Extra_9	Application form not available

As a result of the procedures performed there is a 99% confidence that not more than 8% of the First Pool Run contains errors.

2.5.	Aged over 18

For each loan in the Sample Pool, we confirmed whether the primary cardholder’s current age was greater than 18 years old on the account opened date by calculating the variance between the date of birth and account opened date. We found that the primary cardholder was aged over 18 years of age on the account opened date, with no exception.

As a result of the procedures performed there is a 99% confidence level that not more than 1% of the First Pool Run contains errors.

2.6.	Account number

For each loan in the Sample Pool, we compared whether the account reference number shown on the Look-Up File agreed with that shown on the System. We found that the account reference number agreed with the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.7.	Account Opened Date

For each loan in the Sample Pool, we compared whether the account opened date shown on the Sample Pool agreed with that shown on the System. We found that the account opened date agreed with the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.8.	Purchase Interest Rate

For each loan in the Sample Pool, we compared whether the primary cardholder’s card purchase interest rate shown on the Sample Pool agreed with that shown on the System. We found that the primary cardholder’s card purchase interest rate agreed with the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.9.	Credit Limit

For each loan in the Sample Pool, we compared whether the primary cardholder’s credit limit shown on the Sample Pool agreed with that shown on the System. We found that the primary cardholder’s credit limit agreed with the System, with no exception.

As a result of the procedures performed there is a 99% confidence level that not more than 1% of the First Pool Run contains errors.

2.10.	Balance

For each loan in the Sample Pool, we compared whether the card balance shown on the Sample Pool as at 27 March 2018 agreed to the balance shown on the System as at 27 March 2018. We found that the card balance as at 27 March 2018 agreed with the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.11.	Arrears

For each loan in the Sample Pool, we compared whether, for cards in arrears, the number of days in arrears shown on the Sample Pool as at 27 March 2018 with that shown in the System as at 27 March 2018. We found that the number of days in arrears as at 27 March 2018 agreed with the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

3.	Scope of our Asset Agreed Upon Procedures Report

The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the sufficiency of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Report.

This Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States.

4.	Use of this Asset Agreed Upon Procedures Report

Subject to the terms specified in in our Engagement Letter dated 22 May 2018, this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Originator, the Arranger, the Joint Lead Managers and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Originator, the Arranger, the Joint Lead Managers and the Managers. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedure Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter dated 22 May 2018. For the avoidance of doubt, the Arranger, the Joint Lead Managers and the Managers are being provided with the Asset Agreed Upon Procedures Report in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Report please do not hesitate to contact Dan Keeble on 0207 303 4461.

Yours faithfully

/s/ Deloitte LLP

Deloitte LLP